Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefits [Abstract]
Company sponsors 401(k) plans contribution	$ 13.9	$ 13.2	$ 7.9